Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets, Net
A summary of changes in the Company's goodwill by reportable business segment is as follows for 2011 and 2010 (in millions):

Segment	December 31, 2010 Balance	Acquisitions	Impairment Charges	Other Adjustments (1)	Foreign Currency	December 31, 2011 Balance (2)
Newell Consumer	$998.7	$—	$—	$—	$(7.1)	$991.6
Newell Professional	1,315.1	2.2	(64.7)	(9.3)	(2.9)	1,240.4
Baby & Parenting	435.7	—	(305.5)	—	3.8	134.0
	$2,749.5	$2.2	$(370.2)	$(9.3)	$(6.2)	$2,366.0

Segment	December 31, 2009 Balance	Acquisitions	Impairment Charges	Other Adjustments(1)	Foreign Currency	December 31, 2010 Balance (2)
Newell Consumer	$1,002.0	$—	$—	$—	$(3.3)	$998.7
Newell Professional	1,330.5	—	—	1.5	(16.9)	1,315.1
Baby & Parenting	421.8	—	—	—	13.9	435.7
	$2,754.3	$—	$—	$1.5	$(6.3)	$2,749.5

(1)
Newell Professional includes payments of $10.0 million and $1.5 million in 2011 and 2010, respectively, for contingent payments relating to the Company's acquisition of PSI Systems, Inc. (“Endicia”) in 2007. The contingent payments are based on Endicia’s post-acquisition revenues.

(2)
Cumulative impairment charges relating to goodwill since January 1, 2002 were $1,642.4 million and $1,272.2 million as of December 31, 2011 and 2010, respectively. Of these amounts, $538.0 million was included in cumulative effect of accounting change, and $298.9 million was included in discontinued operations.

The Company performs its annual impairment tests of goodwill and indefinite-lived intangibles as of the first day of the Company's third quarter because it coincides with the Company's annual strategic planning process. The Company recorded non-cash impairment charges of $382.6 million in 2011 as a result of its annual impairment tests, principally related to goodwill impairments in the Company's Baby & Parenting and Hardware global business units. The impairments generally resulted from declines in sales projections relative to previous estimates due to economic and market factors based in large part on actual declines in sales in the first six months of 2011, which adversely impacted projected operating margins and net cash flows for these global business units. The decline in anticipated future cash flows adversely affected the estimated fair value of the global business units calculated using the discounted cash flow approach and resulted in the estimated fair value of the Baby & Parenting and Hardware global business units being less than their net assets (including goodwill). In addition to $370.2 million of goodwill impairments, the Company recorded $12.4 million of non-cash impairment charges relating to impairments of trade names and other assets. See Footnote 18 for further details.

Other intangible assets, net consisted of the following as of December 31, (in millions):

	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade names - indefinite life	$311.3	$—	$311.3	$317.7	$—	$317.7
Trade names - other	42.3	(25.1)	17.2	46.2	(23.2)	23.0
Capitalized software	387.1	(125.8)	261.3	317.2	(100.8)	216.4
Other (1)	206.1	(129.8)	76.3	207.6	(116.4)	91.2
	$946.8	$(280.7)	$666.1	$888.7	$(240.4)	$648.3
The table below summarizes the Company's amortization periods using the straight-line method for other intangible assets, including capitalized software, as of December 31, 2011:

	Weighted-Average Amortization Period (in years)	Amortization Periods (in years)
Trade names - indefinite life	N/A	N/A
Trade names - other	10	3 – 20 years
Capitalized software	10	3 – 12 years
Other (1)	8	3 – 14 years
	9
(1) Other consists primarily of patents and customer lists with net book values of $29.2 million and $47.0 million, respectively, as of December 31, 2011.
Amortization expense for intangible assets, including capitalized software, was $51.0 million, $54.3 million and $53.0 million in 2011, 2010 and 2009, respectively.
As of December 31, 2011, the aggregate estimated intangible amortization amounts for the succeeding five years are as follows (in millions):

2012	2013	2014	2015	2016
$54.9	$50.6	$48.3	$42.0	$38.9

Actual amortization expense to be reported in future periods could differ materially from these estimates as a result of acquisitions, changes in useful lives and other relevant factors.